Financial instruments and risk management - Disclosure of remaining contractual maturities of financial liabilities (Details) - CHF (SFr)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		SFr 19,395,664
Total	SFr 5,237,942
Less than 3 months
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		6,945,960
Total	4,562,614
Between 3 months and 2 years
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		9,446,716
Total	215,572
2 years and later
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		3,002,988
Total	459,756
Trade and other payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,836,335	1,200,820
Trade and other payables | Less than 3 months
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,836,335	1,200,820
Trade and other payables | Between 3 months and 2 years
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Trade and other payables | 2 years and later
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Accrued expenses
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,290,879	4,395,609
Accrued expenses | Less than 3 months
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,290,879	4,395,609
Accrued expenses | Between 3 months and 2 years
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Accrued expenses | 2 years and later
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Loan and borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,435,400	11,962,472
Loan and borrowings | Less than 3 months
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,435,400	1,349,531
Loan and borrowings | Between 3 months and 2 years
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	9,446,716
Loan and borrowings | 2 years and later
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	1,166,225
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	675,328	1,836,763
Derivative financial instruments | Less than 3 months
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial instruments | Between 3 months and 2 years
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	215,572	0
Derivative financial instruments | 2 years and later
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	459,756	1,836,763
Carrying amount
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		17,559,598
Total	5,237,942
Carrying amount | Trade and other payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,836,335	1,200,820
Carrying amount | Accrued expenses
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,290,879	4,395,609
Carrying amount | Loan and borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,435,400	10,126,406
Carrying amount | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	SFr 675,328	SFr 1,836,763